Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), Citigroup Global Markets Inc. and Roberts & Ryan, Inc, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the Citigroup Commercial Mortgage Trust 2023-SMRT, Commercial Mortgage Pass-Through Certificates, Series 2023-SMRT securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 136 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
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be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Closing Date” refers to the date of May 24, 2023.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on May 2, 2023 with certain Collateral attribute calculations adjusted for the Closing Date:

o	CGCMT 2023-SMRT Accounting Tape Final.xlsx (provided on May 2, 2023).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
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•	The phrase “Engineering Report” refers to a signed property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
•	The phrase “Loan Agreement” refers to a signed loan agreement.
•	The phrase “Previous Securitization Report” refers to the “Previous Securitization” tab of an Excel file “StorageMart Support for PwC_02.xlsx” provided by the Company on April, 26, 2023, listing the Mortgaged Properties and denoting “CGCMT 2019-SMRT” if they were a part of the CGCMT 2019-SMRT securitization, and “NAP” if they were not.
•	The phrase “Seismic Report” refers to a final seismic assessment document or exhibit.
•	The phrase “Title Policy” refers to a signed or draft proforma title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From March 9, 2023 through May 2, 2023, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on

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the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

May 2, 2023

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

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CGCMT 2023-SMRT	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip	Appraisal Report	None
11	Market	Appraisal Report	None
12	Year Built	Appraisal Report; Engineering Report	None
13	Year Renovated	Appraisal Report; Engineering Report	None
14	Unit Mix (Available Units) Regular	Underwriting File	None
15	Unit Mix (Available Units) Climate Controlled	Underwriting File	None
16	Unit Mix (Available Units) Total Self Storage Units	Underwriting File	None
17	Unit Mix (Available Units) Commercial	Underwriting File	None
18	Unit Mix (Available Units) Other	Underwriting File	None
19	Unit Mix (Available Units) Total Units Including Commercial and Other	Underwriting File	None
20	Unit Mix (Available SF) Regular	Underwriting File	None
21	Unit Mix (Available SF) Climate Controlled	Underwriting File	None
22	Unit Mix (Available SF) Total Self Storage SF	Underwriting File	None
23	Unit Mix (Available SF) Commercial	Underwriting File	None
24	Unit Mix (Available SF) Other	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

CGCMT 2023-SMRT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
25	Unit Mix (Available SF) Total SF Including Commercial and Other	Underwriting File	None
26	Unit Mix (Occupied Units) Regular	Underwriting File	None
27	Unit Mix (Occupied Units) Climate Controlled	Underwriting File	None
28	Unit Mix (Occupied Units) Total Self Storage Units	Underwriting File	None
29	Unit Mix (Occupied Units) Commercial	Underwriting File	None
30	Unit Mix (Occupied Units) Other	Underwriting File	None
31	Unit Mix (Occupied Units) Total Occupied Units Including Commercial and Other	Underwriting File	None
32	Unit Mix (Occupied SF) Regular	Underwriting File	None
33	Unit Mix (Occupied SF) Climate Controlled	Underwriting File	None
34	Unit Mix (Occupied SF) Total Occupied Self Storage SF	Underwriting File	None
35	Unit Mix (Occupied SF) Commercial	Underwriting File	None
36	Unit Mix (Occupied SF) Other	Underwriting File	None
37	Unit Mix (Occupied SF) Total Occupied SF Including Commercial and Other	Underwriting File	None
38	UW Self Storage Occupancy (based on Units)	Recalculation	None
39	UW Self Storage Occupancy (based on SF)	Recalculation	None
40	UW Total Occupancy Inclusive of Commercial and Other (based on Units)	Recalculation	None
41	UW Total Occupancy Inclusive of Commercial and Other (based on SF)	Recalculation	None
42	Occupancy Date	Underwriting File	None
43	2019 Average Storage Occupancy	Underwriting File	None
44	2020 Average Storage Occupancy	Underwriting File	None
45	2021 Average Storage Occupancy	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

CGCMT 2023-SMRT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
46	2022 Average Storage Occupancy	Underwriting File	None
47	March 2023 TTM Average Storage Occupancy	Underwriting File	None
48	Ownership Interest	Title Policy	None
49	Previous Securitization	Previous Securitization Support	None
50	Mortgage Loan Closing Date Balance	Loan Agreement	None
51	Mortgage Loan Closing Date Balance per Storage Unit	Recalculation	None
52	Mortgage Loan Closing Date Balance per SF	Recalculation	None
53	% of Mortgage Loan Closing Date Balance	Recalculation	None
54	Mortgage Loan Maturity Date Balance	Recalculation	None
55	Individual Appraised Value Date	Appraisal Report	None
56	Individual Appraised Value	Appraisal Report	None
57	Individual Appraised Value per SF	Recalculation	None
58	Portfolio Appraised Value Date	Appraisal Report	None
59	Portfolio Appraised Value	Appraisal Report	None
60	Portfolio Appraised Value per SF	Recalculation	None
61	Portfolio Appraised Value Premium	Recalculation	None
62	Engineering Report Provider	Engineering Report	None
63	Engineering Report Date	Engineering Report	None
64	Environmental Report Provider	Environmental Report	None
65	Environmental Report Date	Environmental Report	None
66	Phase II Recommended?	Environmental Report	None
67	Seismic Zone	Engineering Report	None
68	PML %	Seismic Report	None
69	Origination Date	None - Company Provided	None
70	Mortgage Loan Interest Rate	Loan Agreement	None
71	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
72	Amort Type	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

CGCMT 2023-SMRT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
73	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
74	Annual Mortgage Loan Debt Service Payment	Recalculation	None
75	Grace Period	Loan Agreement	None
76	First Loan Payment Date	Loan Agreement	None
77	Seasoning	Recalculation	None
78	Original Term to Maturity (Months)	Recalculation	None
79	Remaining Term to Maturity (Months)	Recalculation	None
80	Original Amortization Term (Months)	Not Applicable*	None
81	Remaining Amortization Term (Months)	Not Applicable*	None
82	Original IO Term (Months)	Loan Agreement	None
83	Remaining IO Term (Months)	Recalculation	None
84	Initial Maturity Date	Loan Agreement	None
85	Lockbox	Loan Agreement	None
86	Cash Management Type	Loan Agreement	None
87	Cash Management Trigger	Loan Agreement	None
88	Administrative Fee Rate (%)	Fee Schedule	None
89	Prepayment Provision	None - Company Provided	None
90	Partial Release Allowed?	Loan Agreement	None
91	Property Release Description	Loan Agreement	None
92	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
93	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
94	Mortgage Loan Closing Date LTV (Portfolio Value)	Recalculation	None
95	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
96	Mortgage Loan UW NOI Debt Yield	Recalculation	None
97	Mortgage Loan UW NCF Debt Yield	Recalculation	None
98	Mortgage Loan UW NOI DSCR	Recalculation	None
99	Mortgage Loan UW NCF DSCR	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

CGCMT 2023-SMRT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
100	Initial Tax Escrow	Loan Agreement	None
101	Ongoing Tax Escrow Monthly	Loan Agreement	None
102	Tax Escrow Springing Conditions	Loan Agreement	None
103	Initial Insurance Escrow	Loan Agreement	None
104	Ongoing Insurance Escrow Monthly	Loan Agreement	None
105	Insurance Escrow Springing Conditions	Loan Agreement	None
106	Initial Cap Ex Escrow	Loan Agreement	None
107	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
108	Cap Ex Escrow Springing Conditions	Loan Agreement	None
109	Initial Immediate Repairs Escrow	Loan Agreement	None
110	Ongoing Immediate Repairs Escrow	Loan Agreement	None
111	Ongoing Immediate Repairs Escrow Springing Conditions	Loan Agreement	None
112	Initial Other Escrow	Loan Agreement	None
113	Ongoing Other Escrow Monthly	Loan Agreement	None
114	Ongoing Other Escrow Springing Condition	Loan Agreement	None
115	Other Escrow Description	Loan Agreement	None
116	Self Storage Rent PSF	Recalculation	None
117	Portfolio RevPAF (including Commercial and Other) 2019	Recalculation	None
118	Portfolio RevPAF (including Commercial and Other) 2020	Recalculation	None
119	Portfolio RevPAF (including Commercial and Other) 2021	Recalculation	None
120	Portfolio RevPAF (including Commercial and Other) 2022	Recalculation	None
121	Portfolio RevPAF (including Commercial and Other) March 2023 TTM	Recalculation	None
122	Portfolio RevPAF (including Commercial and Other) Sponsor Budget	Recalculation	None
123	Portfolio RevPAF (including Commercial and Other) UW	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

CGCMT 2023-SMRT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
124	In-Place Storage Rent 2019	Underwriting File	$1.00
125	In-Place Storage Rent 2020	Underwriting File	$1.00
126	In-Place Storage Rent 2021	Underwriting File	$1.00
127	In-Place Storage Rent 2022	Underwriting File	$1.00
128	In-Place Storage Rent March 2023 TTM	Underwriting File	$1.00
129	In-Place Storage Rent Sponsor Budget	Underwriting File	$1.00
130	In-Place Storage Rent UW	Underwriting File	$1.00
131	Potential Income from Vacant Units 2019	Underwriting File	$1.00
132	Potential Income from Vacant Units 2020	Underwriting File	$1.00
133	Potential Income from Vacant Units 2021	Underwriting File	$1.00
134	Potential Income from Vacant Units 2022	Underwriting File	$1.00
135	Potential Income from Vacant Units March 2023 TTM	Underwriting File	$1.00
136	Potential Income from Vacant Units Sponsor Budget	Underwriting File	$1.00
137	Potential Income from Vacant Units UW	Underwriting File	$1.00
138	Storage Gross Potential Income 2019	Underwriting File	$1.00
139	Storage Gross Potential Income 2020	Underwriting File	$1.00
140	Storage Gross Potential Income 2021	Underwriting File	$1.00
141	Storage Gross Potential Income 2022	Underwriting File	$1.00
142	Storage Gross Potential Income March 2023 TTM	Underwriting File	$1.00
143	Storage Gross Potential Income Sponsor Budget	Underwriting File	$1.00
144	Storage Gross Potential Income UW	Underwriting File	$1.00
145	Economic Vacancy 2019	Underwriting File	$1.00
146	Economic Vacancy 2020	Underwriting File	$1.00
147	Economic Vacancy 2021	Underwriting File	$1.00
148	Economic Vacancy 2022	Underwriting File	$1.00
149	Economic Vacancy March 2023 TTM	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

CGCMT 2023-SMRT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
150	Economic Vacancy Sponsor Budget	Underwriting File	$1.00
151	Economic Vacancy UW	Underwriting File	$1.00
152	Rental Discounts 2019	Underwriting File	$1.00
153	Rental Discounts 2020	Underwriting File	$1.00
154	Rental Discounts 2021	Underwriting File	$1.00
155	Rental Discounts 2022	Underwriting File	$1.00
156	Rental Discounts March 2023 TTM	Underwriting File	$1.00
157	Rental Discounts Sponsor Budget	Underwriting File	$1.00
158	Rental Discounts UW	Underwriting File	$1.00
159	Late Fees & Service Charges 2019	Underwriting File	$1.00
160	Late Fees & Service Charges 2020	Underwriting File	$1.00
161	Late Fees & Service Charges 2021	Underwriting File	$1.00
162	Late Fees & Service Charges 2022	Underwriting File	$1.00
163	Late Fees & Service Charges March 2023 TTM	Underwriting File	$1.00
164	Late Fees & Service Charges Sponsor Budget	Underwriting File	$1.00
165	Late Fees & Service Charges UW	Underwriting File	$1.00
166	Hold Over Rent 2019	Underwriting File	$1.00
167	Hold Over Rent 2020	Underwriting File	$1.00
168	Hold Over Rent 2021	Underwriting File	$1.00
169	Hold Over Rent 2022	Underwriting File	$1.00
170	Hold Over Rent March 2023 TTM	Underwriting File	$1.00
171	Hold Over Rent Sponsor Budget	Underwriting File	$1.00
172	Hold Over Rent UW	Underwriting File	$1.00
173	Administration Fees 2019	Underwriting File	$1.00
174	Administration Fees 2020	Underwriting File	$1.00
175	Administration Fees 2021	Underwriting File	$1.00
176	Administration Fees 2022	Underwriting File	$1.00
177	Administration Fees March 2023 TTM	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
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CGCMT 2023-SMRT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
178	Administration Fees Sponsor Budget	Underwriting File	$1.00
179	Administration Fees UW	Underwriting File	$1.00
180	CAM Income 2019	Underwriting File	$1.00
181	CAM Income 2020	Underwriting File	$1.00
182	CAM Income 2021	Underwriting File	$1.00
183	CAM Income 2022	Underwriting File	$1.00
184	CAM Income March 2023 TTM	Underwriting File	$1.00
185	CAM Income Sponsor Budget	Underwriting File	$1.00
186	CAM Income UW	Underwriting File	$1.00
187	Locks, Boxes, Trucks and Protection Plan 2019	Underwriting File	$1.00
188	Locks, Boxes, Trucks and Protection Plan 2020	Underwriting File	$1.00
189	Locks, Boxes, Trucks and Protection Plan 2021	Underwriting File	$1.00
190	Locks, Boxes, Trucks and Protection Plan 2022	Underwriting File	$1.00
191	Locks, Boxes, Trucks and Protection Plan March 2023 TTM	Underwriting File	$1.00
192	Locks, Boxes, Trucks and Protection Plan Sponsor Budget	Underwriting File	$1.00
193	Locks, Boxes, Trucks and Protection Plan UW	Underwriting File	$1.00
194	Insurance Revenue 2019	Underwriting File	$1.00
195	Insurance Revenue 2020	Underwriting File	$1.00
196	Insurance Revenue 2021	Underwriting File	$1.00
197	Insurance Revenue 2022	Underwriting File	$1.00
198	Insurance Revenue March 2023 TTM	Underwriting File	$1.00
199	Insurance Revenue Sponsor Budget	Underwriting File	$1.00
200	Insurance Revenue UW	Underwriting File	$1.00
201	Other Income 2019	Underwriting File	$1.00
202	Other Income 2020	Underwriting File	$1.00
203	Other Income 2021	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
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CGCMT 2023-SMRT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
204	Other Income 2022	Underwriting File	$1.00
205	Other Income March 2023 TTM	Underwriting File	$1.00
206	Other Income Sponsor Budget	Underwriting File	$1.00
207	Other Income UW	Underwriting File	$1.00
208	Total Revenue 2019	Underwriting File	$1.00
209	Total Revenue 2020	Underwriting File	$1.00
210	Total Revenue 2021	Underwriting File	$1.00
211	Total Revenue 2022	Underwriting File	$1.00
212	Total Revenue March 2023 TTM	Underwriting File	$1.00
213	Total Revenue Sponsor Budget	Underwriting File	$1.00
214	Total Revenue UW	Underwriting File	$1.00
215	Management Fee 2019	Underwriting File	$1.00
216	Management Fee 2020	Underwriting File	$1.00
217	Management Fee 2021	Underwriting File	$1.00
218	Management Fee 2022	Underwriting File	$1.00
219	Management Fee March 2023 TTM	Underwriting File	$1.00
220	Management Fee Sponsor Budget	Underwriting File	$1.00
221	Management Fee UW	Underwriting File	$1.00
222	Payroll 2019	Underwriting File	$1.00
223	Payroll 2020	Underwriting File	$1.00
224	Payroll 2021	Underwriting File	$1.00
225	Payroll 2022	Underwriting File	$1.00
226	Payroll March 2023 TTM	Underwriting File	$1.00
227	Payroll Sponsor Budget	Underwriting File	$1.00
228	Payroll UW	Underwriting File	$1.00
229	Utilities 2019	Underwriting File	$1.00
230	Utilities 2020	Underwriting File	$1.00
231	Utilities 2021	Underwriting File	$1.00
232	Utilities 2022	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

CGCMT 2023-SMRT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
233	Utilities March 2023 TTM	Underwriting File	$1.00
234	Utilities Sponsor Budget	Underwriting File	$1.00
235	Utilities UW	Underwriting File	$1.00
236	Advertising 2019	Underwriting File	$1.00
237	Advertising 2020	Underwriting File	$1.00
238	Advertising 2021	Underwriting File	$1.00
239	Advertising 2022	Underwriting File	$1.00
240	Advertising March 2023 TTM	Underwriting File	$1.00
241	Advertising Sponsor Budget	Underwriting File	$1.00
242	Advertising UW	Underwriting File	$1.00
243	Maintenance and Repair 2019	Underwriting File	$1.00
244	Maintenance and Repair 2020	Underwriting File	$1.00
245	Maintenance and Repair 2021	Underwriting File	$1.00
246	Maintenance and Repair 2022	Underwriting File	$1.00
247	Maintenance and Repair March 2023 TTM	Underwriting File	$1.00
248	Maintenance and Repair Sponsor Budget	Underwriting File	$1.00
249	Maintenance and Repair UW	Underwriting File	$1.00
250	Travel and Promotion 2019	Underwriting File	$1.00
251	Travel and Promotion 2020	Underwriting File	$1.00
252	Travel and Promotion 2021	Underwriting File	$1.00
253	Travel and Promotion 2022	Underwriting File	$1.00
254	Travel and Promotion March 2023 TTM	Underwriting File	$1.00
255	Travel and Promotion Sponsor Budget	Underwriting File	$1.00
256	Travel and Promotion UW	Underwriting File	$1.00
257	Postage, Printing & Supplies 2019	Underwriting File	$1.00
258	Postage, Printing & Supplies 2020	Underwriting File	$1.00
259	Postage, Printing & Supplies 2021	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

CGCMT 2023-SMRT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
260	Postage, Printing & Supplies 2022	Underwriting File	$1.00
261	Postage, Printing & Supplies March 2023 TTM	Underwriting File	$1.00
262	Postage, Printing & Supplies Sponsor Budget	Underwriting File	$1.00
263	Postage, Printing & Supplies UW	Underwriting File	$1.00
264	Professional Fees 2019	Underwriting File	$1.00
265	Professional Fees 2020	Underwriting File	$1.00
266	Professional Fees 2021	Underwriting File	$1.00
267	Professional Fees 2022	Underwriting File	$1.00
268	Professional Fees March 2023 TTM	Underwriting File	$1.00
269	Professional Fees Sponsor Budget	Underwriting File	$1.00
270	Professional Fees UW	Underwriting File	$1.00
271	Locks, Boxes, Trucks, Insurance 2019	Underwriting File	$1.00
272	Locks, Boxes, Trucks, Insurance 2020	Underwriting File	$1.00
273	Locks, Boxes, Trucks, Insurance 2021	Underwriting File	$1.00
274	Locks, Boxes, Trucks, Insurance 2022	Underwriting File	$1.00
275	Locks, Boxes, Trucks, Insurance March 2023 TTM	Underwriting File	$1.00
276	Locks, Boxes, Trucks, Insurance Sponsor Budget	Underwriting File	$1.00
277	Locks, Boxes, Trucks, Insurance UW	Underwriting File	$1.00
278	Miscellaneous 2019	Underwriting File	$1.00
279	Miscellaneous 2020	Underwriting File	$1.00
280	Miscellaneous 2021	Underwriting File	$1.00
281	Miscellaneous 2022	Underwriting File	$1.00
282	Miscellaneous March 2023 TTM	Underwriting File	$1.00
283	Miscellaneous Sponsor Budget	Underwriting File	$1.00
284	Miscellaneous UW	Underwriting File	$1.00
285	Real Estate Taxes 2019	Underwriting File	$1.00
286	Real Estate Taxes 2020	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

CGCMT 2023-SMRT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
287	Real Estate Taxes 2021	Underwriting File	$1.00
288	Real Estate Taxes 2022	Underwriting File	$1.00
289	Real Estate Taxes March 2023 TTM	Underwriting File	$1.00
290	Real Estate Taxes Sponsor Budget	Underwriting File	$1.00
291	Real Estate Taxes UW	Underwriting File	$1.00
292	Insurance 2019	Underwriting File	$1.00
293	Insurance 2020	Underwriting File	$1.00
294	Insurance 2021	Underwriting File	$1.00
295	Insurance 2022	Underwriting File	$1.00
296	Insurance March 2023 TTM	Underwriting File	$1.00
297	Insurance Sponsor Budget	Underwriting File	$1.00
298	Insurance UW	Underwriting File	$1.00
299	Total Expenses 2019	Underwriting File	$1.00
300	Total Expenses 2020	Underwriting File	$1.00
301	Total Expenses 2021	Underwriting File	$1.00
302	Total Expenses 2022	Underwriting File	$1.00
303	Total Expenses March 2023 TTM	Underwriting File	$1.00
304	Total Expenses Sponsor Budget	Underwriting File	$1.00
305	Total Expenses UW	Underwriting File	$1.00
306	Net Operating Income 2019	Underwriting File	$1.00
307	Net Operating Income 2020	Underwriting File	$1.00
308	Net Operating Income 2021	Underwriting File	$1.00
309	Net Operating Income 2022	Underwriting File	$1.00
310	Net Operating Income March 2023 TTM	Underwriting File	$1.00
311	Net Operating Income Sponsor Budget	Underwriting File	$1.00
312	Net Operating Income UW	Underwriting File	$1.00
313	Replacement Reserves 2019	Underwriting File	$1.00
314	Replacement Reserves 2020	Underwriting File	$1.00
315	Replacement Reserves 2021	Underwriting File	$1.00
316	Replacement Reserves 2022	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

CGCMT 2023-SMRT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
317	Replacement Reserves March 2023 TTM	Underwriting File	$1.00
318	Replacement Reserves Sponsor Budget	Underwriting File	$1.00
319	Replacement Reserves UW	Underwriting File	$1.00
320	Net Cash Flow 2019	Underwriting File	$1.00
321	Net Cash Flow 2020	Underwriting File	$1.00
322	Net Cash Flow 2021	Underwriting File	$1.00
323	Net Cash Flow 2022	Underwriting File	$1.00
324	Net Cash Flow March 2023 TTM	Underwriting File	$1.00
325	Net Cash Flow Sponsor Budget	Underwriting File	$1.00
326	Net Cash Flow UW	Underwriting File	$1.00

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

CGCMT 2023-SMRT	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
38	UW Self Storage Occupancy (based on Units)	Quotient of (i) the sum of (a) Unit Mix (Occupied Units) Regular and (b) Unit Mix (Occupied Units) Climate Controlled and (ii) the sum of (a) Unit Mix (Available Units) Regular and (b) Unit Mix (Available Units) Climate Controlled.
39	UW Self Storage Occupancy (based on SF)	Quotient of (i) the sum of (a) Unit Mix (Occupied SF) Regular and (b) Unit Mix (Occupied SF) Climate Controlled and (ii) the sum of (a) Unit Mix (Available SF) Regular and (b) Unit Mix (Available SF) Climate Controlled.
40	UW Total Occupancy Inclusive of Commercial and Other (based on Units)	Quotient of (i) the sum of (a) Unit Mix (Occupied Units) Regular, (b) Unit Mix (Occupied Units) Climate Controlled, (c) Unit Mix (Occupied Units) Commercial, and (d) Unit Mix (Occupied Units) Other and (ii) the sum of (a) Unit Mix (Available Units) Regular, (b) Unit Mix (Available Units) Climate Controlled, (c) Unit Mix (Available Units) Commercial, and (d) Unit Mix (Available Units) Other.
41	UW Total Occupancy Inclusive of Commercial and Other (based on SF)	Quotient of (i) the sum of (a) Unit Mix (Occupied SF) Regular, (b) Unit Mix (Occupied SF) Climate Controlled, (c) Unit Mix (Occupied SF) Commercial, and (d) Unit Mix (Occupied SF) Other and (ii) the sum of (a) Unit Mix (Available SF) Regular, (b) Unit Mix (Available SF) Climate Controlled, (c) Unit Mix (Available SF) Commercial, and (d) Unit Mix (Available SF) Other.
51	Mortgage Loan Closing Date Balance per Storage Unit	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Unit Mix (Available Units) Total Self Storage Units.
52	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Unit Mix (Available SF) Total SF Including Commercial and Other.
53	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the collateral.
54	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
57	Individual Appraised Value per SF	Quotient of (i) Individual Appraised Value and (ii) Unit Mix (Available SF) Total SF Including Commercial and Other.
60	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Unit Mix (Available SF) Total SF Including Commercial and Other.
61	Portfolio Appraised Value Premium	Quotient of (i) Portfolio Appraised Value and (ii) Individual Appraised Value subtracted by 1

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

CGCMT 2023-SMRT	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
73	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
74	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate and (iii) Interest Calculation (30/360 / Actual/360).
77	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
78	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
79	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
83	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
92	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Individual Appraised Value.
93	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Individual Appraised Value.
94	Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Portfolio Appraised Value.
95	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
96	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
97	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
98	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
99	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.
116	Self Storage Rent PSF	Quotient of (i) In-Place Storage Rent UW and (ii) Total Occupied Self Storage SF
117	Portfolio RevPAF (including Commercial and Other) 2019	Quotient of (i) Total Revenue 2019 and (ii) Unit Mix (Available SF) Total SF Including Commercial and Other. Calculation excludes properties with a value of 0 for Total Revenue 2019.
118	Portfolio RevPAF (including Commercial and Other) 2020	Quotient of (i) Total Revenue 2020 and (ii) Unit Mix (Available SF) Total SF Including Commercial and Other.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20

CGCMT 2023-SMRT	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
119	Portfolio RevPAF (including Commercial and Other) 2021	Quotient of (i) Total Revenue 2021 and (ii) Unit Mix (Available SF) Total SF Including Commercial and Other.
120	Portfolio RevPAF (including Commercial and Other) 2022	Quotient of (i) Total Revenue 2022 and (ii) Unit Mix (Available SF) Total SF Including Commercial and Other.
121	Portfolio RevPAF (including Commercial and Other) March 2023 TTM	Quotient of (i) Total Revenue March 2023 TTM and (ii) Unit Mix (Available SF) Total SF Including Commercial and Other.
122	Portfolio RevPAF (including Commercial and Other) Sponsor Budget	Quotient of (i) Total Revenue Sponsor Budget and (ii) Unit Mix (Available SF) Total SF Including Commercial and Other.
123	Portfolio RevPAF (including Commercial and Other) UW	Quotient of (i) Total Revenue UW and (ii) Unit Mix (Available SF) Total SF Including Commercial and Other.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	21